Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Text Block]

NOTE 5 -	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2011	2010

Prepaid voyage costs	$258	$467
Insurance claims	1,700	1,893
Other	219	214

Total prepaid expenses and other current assets	$2,177	$2,574